Property, Equipment and Leasehold Improvement, Net - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Depreciation, Depletion and Amortization [Abstract]
Depreciation of property, equipment and leasehold improvement	¥ 19,200	$ 3,017	¥ 17,677	¥ 10,772
Impairment charges on tangible assets	¥ 0		¥ 0